Accounts payable (Tables)	12 Months Ended
Dec. 31, 2019
Accounts payable
Schedule of accounts payable

The following is a summary of accounts payable:

	As of December 31,
	2018	2019
	RMB	RMB
Payable for advertisement fees	701,629	791,705
Rebate payable to sales agents	142,663	137,982
Payable related to purchases of property and equipment	4,434	40,319
Others	38,832	72,691
Total	887,558	1,042,697